Expense Example, No Redemption - Prospectus #3 - Eaton Vance Greater India Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years
USD ($)	725	1,039	1,376	2,325	229	706	1,210	2,419	128	400	692	1,523